Short-Term Debt (Details) - Medium-term notes of Simec [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Nov. 15, 2007
Short-Term Debt [Line Items]
Annual rate			10.50%
Bonds not exchanged	$ 300,000	$ 300,000
Exchange amount	$ 6,194	$ 5,102